Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings (loss) for the year	$ 23,087	$ (40,474)
Adjustments for:
Depletion, depreciation and amortization	56,283	67,220
Share-based payments	8,255	8,325
Income tax expense	6,642	1,450
Finance costs	14,773	15,147
Loss on divestiture of exploration projects	3,894
Fair value adjustment on foreign currency derivatives	982
Impairment of non-current assets		58,739
Unrealized gains from marketable securities and silver futures derivatives	(4,051)	(1,765)
Unrealized foreign exchange (gain) loss	(2,522)	273
Operating cash flows before movements in working capital and taxes	107,343	108,915
Net change in non-cash working capital items	(22,831)	37,327
Income taxes paid	(4,799)	(6,217)
Cash generated by operating activities	79,713	140,025
Investing Activities
Expenditures on mining interests	(68,647)	(76,983)
Acquisition of property, plant and equipment	(43,322)	(41,625)
Deposits paid for acquisition of non-current assets	(13,846)	(1,748)
Acquisition of Springpole Silver Stream	(2,521)
Other	1,221	3,422
Cash used in investing activities	(127,115)	(116,934)
Financing Activities
Proceeds from prospectus offerings, net of share issue costs	126,132	81,916
Proceeds from exercise of stock options	14,011	16,663
Repayment of lease liabilities	(7,706)	(5,213)
Finance costs paid	(4,200)	(5,686)
Proceeds from drawdown of Revolving Credit Facility	10,000
Repayment of debt facility	(19,969)
Shares repurchased and cancelled	(1,694)
Cash provided by financing activities	116,574	87,680
Effect of exchange rate on cash and cash equivalents held in foreign currencies	397	1,225
Increase in cash and cash equivalents	69,172	110,771
Cash and cash equivalents, beginning of the year	169,009	57,013
Cash and cash equivalents, end of year	238,578	169,009
Cash	207,132	161,268
Short-term investments	$ 31,446	$ 7,741